Long-term Debt (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Detailed Information About Borrowings [Abstract]
Summary of Transactions and Carrying Value of Long-term Debt

The transactions during the year ended December 31, 2020 and 2019 and the carrying value of the long-term debt at December 31, 2020 and 2019 were as follows:

	2020	2019
Balance at January 1	$8,834	$125,804
Stated and accreted interest	2,209	7,874
Drawdown on non-revolving line of credit (second term loan)	29,123	—
Drawdown on credit facility	—	18,677
Issuance of secured convertible debentures	2,410	—
Repayment of principal through share issuance	—	(141,536)
Repayment of principal	(165)	(988)
Repayment of stated interest	(1,879)	(3,540)
Foreign exchange revaluation on Credit Facility balance	—	(1,311)
Extinguishment of loans following a debt modification	—	(4,667)
Recognition of loans following a debt modification	—	8,521
Balance at December 31	$40,532	$8,834

Summary of Carrying Value of Long-term Debt

At December 31, 2020 and 2019, the carrying amount of the debt comprised the following loans:

	December 31,	December 31,
	2020	2019
First term loan having a principal of $10,000 maturing on April 23, 2024 bearing stated interest of 8% per annum (effective interest rate of 15.05%) 2)	$8,910	$8,669
Second term loan having a principal of $29,123 maturing on April 23, 2024 bearing stated interest of 10% per annum (effective interest rate of 10.47%) 2)	29,123	—
Secured convertible debentures having an aggregate principal amount of $2,410 maturing on March 31, 2022 bearing stated interest of 8% per annum (effective interest rate of 8.24%) 1)	2,499	—
Non-interest bearing government term loan repayable in equal monthly installments of $82 until January 31, 2020 with an effective interest rate of 8.8%	—	165
	$40,532	$8,834
Less current portion of long-term debt	—	(165)
Long-term portion of long-term debt	$40,532	$8,669

1) The secured convertible debentures are secured by all the assets of Fairhaven. The Company’s security interest created pursuant to its consolidated loan agreement with SALP, its parent, is subordinated to the security interest on the Fairhaven assets.

2) The first and second term loans issued under the consolidated loan agreement with SALP are secured by all the assets of the Company and require that certain covenants be respected including maintaining an adjusted working capital ratio.

Summary of Gain (Loss) on Extinguishment of Liabilities
Loss on extinguishment of liabilities due to April 23, 2019 loan modification
Comprising the following elements:
Debt to equity conversion	$87,379
Expensing of financing fees on loan extinguishment	653
Extinguishment of previous loan	(4,667)
Recognition of modified loan	8,521
Expensing of increase in the fair value of the warrants (note 18c)	408
Loss on extinguishment of liabilities due to April 23, 2019 loan modification	$92,294
Loss on extinguishment of liabilities to suppliers (note 18a)	80
Loss on extinguishments of liabilities	$92,374

Gain on extinguishment of liabilities due to November 14, 2018 debt modification
Comprising the following elements:
Extinguishment of previous loans	$(155,055)
Expensing of deferred financing fees on credit facility	3,245
Recognition of modified loans	107,704
Expensing of increase in the fair value of the warrants	8,778
Warrants proceeds	(10)
Expensing of legal fees incurred with the debt modification	434
Gain on extinguishment of liabilities due to November 14, 2018 debt modification	$(34,904)
Loss on extinguishment of liabilities due to set-off of principal	1,278
Gain on extinguishments of liabilities	$(33,626)

Summary by Quarter Impacting Various Drawdowns and Royalty Proceeds

The table below summarizes by quarter, the impact of the various drawdowns and the royalty proceeds on the consolidated financial statements:

			Allocation of Proceeds
Quarter	US$ proceeds	CA$ equivalent*	Debt *	Warrants *	Royalty liability*
Q1 2018	20,000,000	25,155,000	19,585,372	5,569,628	—
Q2 2018	11,500,000	14,768,300	12,881,631	1,886,669	—
Q3 2018	23,000,000	29,808,690	27,144,445	2,531,438	132,807
Q4 2018	10,000,000	13,280,100	12,109,314	1,170,786	—

*Exceptionally for this table Canadian dollars are not rounded to thousands of dollars.